Related party transactions - Narrative (Details) - CAD ($)	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Disclosure of transactions between related parties [line items]
Expenses incurred with related parties	$ 1,700,000	$ 1,200,000	$ 1,700,000
Amounts payable, related party transactions	300,000	300,000
Lease liabilities	250,700,000	254,800,000	227,900,000
Baffin Inc.
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	0	0
Lease liabilities	3,800,000	4,600,000
Operating costs, leases and other	$ 1,400,000	$ 1,200,000	$ 1,400,000